Concentration of credit risk - Summary of single customers which represent 10% or more of the Group's total purchases (Details) - Purchases [Member] - Purchase Concentration Risk [Member] - CNY (¥)	12 Months Ended
	Jun. 30, 2025 [1]	Jun. 30, 2024 [1]	Jun. 30, 2023
Supplier D [Member]
Concentration Risk [Line Items]
Total purchase supplier			¥ 15,440,699
Concentration Risk, Percentage	0.00%	0.00%	11.00%
Supplier E [Member]
Concentration Risk [Line Items]
Total purchase supplier			¥ 14,215,162
Concentration Risk, Percentage	0.00%	0.00%	10.00%

[1]	Represented the percentage below 10%